Angel Oak Mortgage Trust 2021-1 ABS-15G

Exhibit 99.22

TPR Firm:	EdgeMAC	Date Submitted:	2/11/2021
Client Name:	Angel Oak	Report:	Exception Report - Loan
Client Project:	AOMT 2021-1	Loans in report:	3

Report Date	Loan Number	Edge MAC ID	Seller Loan Number	Originator	Open Material Exceptions	Open Non Material Exceptions	Cleared Exceptions	Cured Exceptions	Waived Exceptions	Compensating Factors	Initial Review Date	Occupancy Type	Property State	Note Date	Loan Purpose	TILA Rating	Loan Initial	Loan Final	Credit Initial	Credit Final	Compliance Initial	Compliance Final	Property Initial	Property Final
2/11/2021	XXX	XXX	2021010260	XXX			1) Missing copy of Note and HUD1 for concurrent refinance for property at XXX			Compensating Factors: 1. XXX credit score; XX points above program minimum credit score of 680 2. XXX8% LTV; XXX% below 70% program maximum 3. Mortgage history is XXX for 12 months 4. No public records 5. DTI ratio of XXX%; XXX% less than 50% program maximum	3/16/2020	Investment Property	FL	XXX	Refinance - cash out	Not covered / exempt	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
2/11/2021	XXX	XXX	2021010261	XXX	1) Missing documentation to evidence the Mortgage / Deed of Trust for the subject property was fully executed by the borrower.
COMMENTS: //UPDATE 03/26/2020: Received executed and notarized security instrument with legal description and rider.

2) This loan failed TRID zero fee tolerance.  Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 2This loan failed the lender credits that cannot decrease test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($0.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to 1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under 1026.19(e)(1)(i).Need PCCD indicating lender cure in the amount of $XXX copy of check to borrower, LOE and proof of delivery.
COMMENTS: //UPDATE 03/26/2020: Received XXX COC.

3) The loan contains errors within one or more TRID disclosure. This loan failed the reimbursement amount test. (12 CFR 1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under 1026.19(e)(3)(i) or (ii), the creditor complies with 1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than 60 days after consummation, and the creditor complies with 1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than 60 days after consummation.
							COMMENTS: //UPDATE 03/26/2020: Received XXX COC. Also, lender credit of $XXX was applied at close per final CD.			Compensating Factors: 1. XXX credit score; XXX points above program minimum credit score of 740 2. Rental history is XXX for 12 months 3. No public records 4. Borrower has been XXX for the last XXX years 5. DTI ratio of XXX%; XXX % less than 50% program maximum	3/24/2020	Primary Residence	HI	XXX	Purchase	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
2/11/2021	XXX	XXX	2021010262	XXX	1) Missing evidence of legal residency
COMMENTS: passport  received

2) The Mortgage is missing the legal description attached as "Exhibit A".  Mortgage in file dated XXX reflects "SEE LEGAL DESCRIPTION ATTACHED HERETO AND MADE A PART HEREOF AS "EXHIBIT A"." on Page 2 of 10, however, "Exhibit A" is missing.  Need complete, fully executed copy of Mortgage inclusive of "Exhibit A".
COMMENTS: //UPDATE 03/27/2020: Received certified copy of executed Mortgage with rider and legal description.

3) This loan failed TRID timing of disclosures.  Missing Initial Closing Disclosure (CD) issued to consumer at least 3 days prior to consummation with proof of consumer's receipt.  Closing Disclosure in file is dated and signed at consummation on XXX.  Unable to complete regulatory compliance check and TRID monitoring.
COMMENTS: //UPDATE 03/30/2020: Received XXX initial CD with proof of delivery/receipt.	1) //UPDATED 04/10/2020: Need signed Lender attestation or signed attestation from XXX that the borrower never received the initial LE dated XXX (6.794% APR). Received email that stated initial revised LE dated XXX was never viewed or signed by the borrower and Encompass does not permit for the email to be pulled back but it is not a signed Attestation. This loan failed TRID timing of disclosures. The revised Loan Estimate (LE) dated XXX is missing proof of receipt and the delivery date is less than seven business days before the consummation date, resulting in the below TRID timing violation.Revised Loan Estimate Timing Requirements - XXX - 2This loan failed the revised loan estimate delivery date test (prior to consummation) due to one of the following findings: (12 CFR 1026.19(e)(4)(ii))The revised loan estimate delivery date is provided and the revised loan estimate method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised loan estimate delivery date is less than seven business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised loan estimate delivery date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate receipt date is provided and the revised loan estimate receipt date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate delivery date is on or after the initial closing disclosure delivery date.The creditor shall not provide a revised version of the disclosures required under 1026.19(e)(1)(i) on or after the date on which the creditor provides the disclosures required under 1026.19(f)(1)(i). The consumer must receive a revised version of the disclosures required under 1026.19(e)(1)(i) not later than four business days prior to consummation. If the revised version of the disclosures required 1026.19(e)(1)(i) is not provided to the consumer in person, the consumer is considered to have received such version three business days after the creditor delivers or places such version in the mail.
COMMENTS: //UPDATE 04/10/2020: Received signed Lender Attestation; C/E has been updated.	1) There is a "Warranty Deed" in file, however, it is incomplete. Need fully executed Deed, inclusive of all dates, addresses, names, and signatures.

2) The loan contains errors within one or more TRID disclosure.  On the Closing Disclosure (CD) in file dated XXX, under Section B "Services Borrower Did Not Shop For" on Page 2, line 03 (CDA Fee $XXX) does not reflect a payee.  Need Post Consummation Closing Disclosure with letter to borrower and proof of method of delivery reflecting all payees.

									3) Client approved exception to allow property insurance has Co-Insurance at 90% with no Agreed Amount Endorsement versus program requirement that the homeowner association must generally maintain all required insurance coverage in accordance with Fannie Mae guidelines, provided that minor deviations from Fannie Mae's requirements are acceptable at XXX discretion.Compensating Factors:1. XXX% DTI, XXX% less than program maximum of 50% 2. Borrower has been XXX for the past 4 years as the XXX of XXX, XX years in the same line of work 3. No public records	Compensating Factors: 1. XXX% DTI, XXX% less than program maximum of 50% 2. Borrower has been self-employed for the past XXX years as XXX of XXX, XX years in the same line of work 3. No public records	3/26/2020	Second Home	FL	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG1	EG3	EG2	EG3	EG2